Financial Instruments by Category	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments by Category
4.	Financial Instruments by Category
Financial instruments by category as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018
Financial assets	Financial assets at amortized cost		Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivatives used for hedging		Total
Cash and cash equivalents	￦	2,703,422	￦	—	￦	—	￦	—	￦	2,703,422
Trade and other receivables		5,425,996		—		1,097,348		—		6,523,344
Other financial assets		484,271		777,685		326,157		29,843		1,617,956

(In millions of Korean won)	December 31, 2018
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at fair values through profit and loss		Derivatives used for hedging		Total
Trade and other payables	￦	8,357,520	￦	—	￦	—	￦	8,357,520
Borrowings		6,648,293		—		—		6,648,293
Other financial liabilities		99,330		7,758		57,308		164,396

(In millions of Korean won)	December 31, 2019
Financial assets	Financial assets at amortized cost		Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivatives used for hedging		Total
Cash and cash equivalents	￦	2,305,894	￦	—	￦	—	￦	—	￦	2,305,894
Trade and other receivables 1		5,748,459		—		1,256,266		—		7,004,725
Other financial assets		441,804		632,324		557,342		58,576		1,690,046

1	Lease receivables and others which are not applied to financial instruments by category are excluded.

(In millions of Korean won)	December 31, 2019
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at fair values through profit and loss		Derivatives used for hedging		Total
Trade and other payables	￦	8,679,698	￦	—	￦	—	￦	8,679,698
Borrowings		7,298,867		—		—		7,298,867
Other financial liabilities		129,945		38		20,096		150,079

Gains or losses arising from financial instruments by category for the years ended December 31, 2017, 2018 and 2019, are as follows:

(In millions of Korean won)	2017		2018		2019
Financial assets at amortized cost
Interest income 1,5	￦	108,608	￦	93,233	￦	79,838
Gain(loss) on foreign currency transaction 4		(11,949)		19,396		32,293
Loss on foreign currency translation 4		(12,354)		(2,901)		(474)
Gain(loss) on disposal		(20,351)		44		(43)
Loss on valuation		(44,219)		(110,544)		(59,947)
Financial assets at fair value through profit or loss
Interest income 1		—		9,194		5,634
Dividend income		—		1,207		1,096
Gain on valuation		—		10,768		4,334
Gain on disposal		—		1,713		5,115
Loss on foreign currency translation		—		—		(27)
Financial assets at fair value through other comprehensive income
Interest income 1		—		163,390		217,355
Dividend income		—		1,704		2,312
Impairment loss		—		(2,416)		(304)
Loss on disposal		—		(13,818)		(11,247)
Other comprehensive income for the year 2		—		43,811		167,152
Assets at fair value through profit or loss
Dividend income		1		—		—
Gain on disposal		153		—		—
Loss on valuation		(464)		—		—
Derivative assets used for hedging
Gain(loss) on transaction		(58,569)		7,272		6,332
Gain(loss) on valuation		(63,640)		22,065		56,537
Other comprehensive income(loss) for the year 2		(44,429)		20,078		46,806
Reclassified to profit or loss from other comprehensive income for the year 2,3		50,231		(15,891)		(39,604)
Available-for-sale
Interest income 1		453		—		—
Dividend income		5,174		—		—
Gain on disposal		89,598		—		—
Impairment loss		(6,137)		—		—
Other comprehensive income for the year 2		51,235		—		—
Reclassified to profit or loss from other comprehensive income for the year 2		(55,450)		—		—
Financial liabilities at fair value through profit or loss
Gain on disposal		—		—		2,664
Loss on valuation		(3,078)		(2,708)		(1,936)
Derivative liabilities used for hedging
Gain on transactions		—		20,678		—
Gain(loss) on valuation		(145,885)		42,195		4,949
Other comprehensive income for the year 2		(66,624)		(2,810)		20,742
Reclassified to profit or loss from other comprehensive income for the year 2,3		91,698		(28,388)		(5,080)
Financial liabilities at amortized cost
Interest expense 1,5		(302,464)		(296,894)		(223,974)
Loss on repayment		—		(15)		—
Gain(loss) on foreign currency transaction 4		62,347		(30,956)		(20,958)
Gain(loss) on foreign currency translation 4		225,695		(66,050)		(75,502)
Total	￦	(150,420)	￦	(116,643)	￦	214,063

1
BC Card, a subsidiary of the Group, recognized interest income and expense as operating revenue and expense, respectively. Related interest income recognized as operating revenue is
￦
21,018 million (2017:
￦
15,561 million, 2018:
￦
21,021 million) and interest expense recognized as operating expense is
￦
548 million (2017:
￦
0 million, 2018:
￦
21 million) for the year ended December 31, 2019.

2	The amounts directly reflected in equity after adjustments of deferred income tax.
3
During the year, certain derivatives of the Group were settled and the related gain or loss on valuation of cash flow hedge in other comprehensive income was reclassified to profit or loss for the year.

4
BC Card Co., Ltd., a subsidiary of the Group recognized foreign currency translation/transaction gain and loss and as operating income and expenses. In relation to this, foreign currency translation gain and loss recognized as operating revenue and expense amount to
￦
5 million (2017:
￦
3 million. 2018:
￦
0 million) and
￦
17,006 million (2017 :
￦
11,409 million, 2018:
￦
20,422 million), respectively, for the year ended December 31, 2019.

5	Interest income (interest expense) from lease receivables (lease liabilities) is excluded as it is not subject to classification of financial instruments (Note 21).